SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2017
Events after reporting period [Abstract]
Disclosure of detailed information about dividend declaration [Text Block]
At the General Meeting of Shareholders that took place on March 23, 2018, it was declared a dividend of Ps. 4.00 per month for the preferred and common shares, during period of twelve-month between April, 2018 and March 2019, for a total dividend of Ps. 1,069,489 according to the following:

Net income for period ended December 31, 2017 included in the unconsolidated financial statements of Grupo Aval		2,001,178
Occasional reserve release at the disposal of the General Meeting of Shareholders		5,333,761
Total Income available for disposal of the General Meeting of Shareholders		7,334,939

Cash Dividends		Ps. 48 per share payable in twelve monthly installments of Ps.4.00 per share, from April, 2018 to March, 2019.
Common shares outstanding		15,170,666,914
Preferred shares outstanding		7,110,350,245
Total shares outstanding		22,281,017,159
Total dividends declared	Ps.	1,069,489

To Occasional reserve at the disposal of General Meeting of Shareholders		6,265,450